Regulation and Legislation	12 Months Ended
Dec. 31, 2018
Items for presentation of regulatory deferral accounts [abstract]
Regulation and Legislation
Note 32 - Regulation and Legislation

A.
Under an interim order issued by the Supreme Court in September 2010, the Company's ability to rely on the exemption from obtaining a building permit for the construction of radio access devices under cellular networks, was reduced to replacing and relocating existing radio access devices in certain conditions. In October 2018, regulations setting procedures for the construction, changes and replacement of radio access devices exempt from building permits, were enacted. Although these regulations reflect previous judicial limitations placed upon the Company's ability to make changes and replace radio access devices, they also introduce a new licensing procedure that may further reduce the Company's ability to construct new radio access devices based on such exemption.

B.
A policy document regarding landline wholesale services published by the Ministry of Communications in 2012 provided for the creation of an effective wholesale telecommunications access market in Israel and the gradual annulment of the structural separation in the Bezeq and Hot groups and its replacement with an accounting separation and change of the supervision on Bezeq retail tariffs to maximum tariffs rather than the current setting of fixed tariffs, generally depending on the development of a wholesale market and the state of competition in the market, and with relation to television services, if there is a reasonable possibility of providing a basic package of television services through the internet by providers without a national landline infrastructure.

In 2015, the wholesale landline market was formally launched in Israel in regards to internet infrastructure services and use of certain physical infrastructure by operators who do not own such infrastructure.
Although the wholesale market was formally applicable to Hot's infrastructure as well, Hot's infrastructure has been effectively excluded from the wholesale market up until 2018, initially as the maximum tariffs for Hot's wholesale infrastructure service were not published by the MOC until June 2017 (and are higher than those set for Bezeq's service) and thereafter, due to disagreements with Hot as to the implementation of the service, which were resolved by the MOC. The Ministry of Communications resolved not to interfere with the tariffs Hot has set for its wholesale telephony service.

In June 2017, the Ministry of Communications published regulations setting Bezeq's resale telephony service to be provided by Bezeq as of July 2017, as a temporary 14 month alternative for wholesale landline telephony service and postponed Bezeq's obligation to offer wholesale telephony service until the lapse of said resale telephony service period. In June 2018, the Ministry of Communications resolved not to prolong said Bezeq's temporary alternative further and to obligate Bezeq to provide wholesale landline telephony services as of August 1, 2018.

Further, in January 2016, the Ministry of Communications announced its intention to annul Bezeq and Hot's structural separation as part of its plan to ensure massive investment in fiber optics infrastructure in Israel. In December 2016 the Ministry of Communications informed Bezeq that it intends to hold a public hearing regarding a possible annulment of the corporate separation and thereafter the structural separation in the Bezeq group. In February 2019, Bezeq filed a petition with the Supreme Court of Justice, against the MOC, requesting the immediate cancellation of the structural separation imposed on Bezeq.
An amendment to the Communications Law applies certain wholesale obligations on all landline operators, including the Company and requiring all landline operators to grant all other landline operators access to their passive infrastructure (except IBC's passive infrastructure), the terms of which (with the exclusion of Bezeq and Hot whose terms are set by the regulator) will be negotiated by the parties.

C.
In 2017, following the Ministry of Communication's requirement to unify the unified licenses held by each communications group into one unified license, the Company completed a reorganization of its subsidiaries, including Netvision, following which all the Company's fixed-line operation under the unified license are unified under the Company's wholly owned subsidiary Cellcom Fixed Line Communications, Limited Partnership.

D.
In May 2018, the Ministry of Communications amended the Company's licenses to regulate the manner of response of call centers, including measurable parameters for response times. The amendment shall come into force in March 2019 but is subject to further hearing process published in October 2018. In addition, in July 2019, an amendment to the Israeli Consumer Protection Law regulating the manner of response of call centers, will also come into effect. The amendment includes measurable parameters for response times, which are partly incompatible with the said amendment to the Company's licenses.